Stock-based compensation	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based compensation
Stock-based compensation

6. Stock-based compensation

        In March 2012, the Company's board of directors and stockholders approved the 2012 Stock Incentive Plan (the "2012 Plan"). The 2012 Plan provides for the grant of incentive stock options, stock appreciation rights, restricted stock units and other stock-based or cash awards to purchase shares of common stock to eligible employees, officers, directors and consultants. The number of shares of our common stock that is reserved for issuance under the 2012 Plan is equal to the sum of (1) the number of shares (up to 2,132,875 shares) equal to the sum of the number of shares of our common stock then available for issuance under the 2011 Plan described below and the number of shares of our common stock subject to outstanding awards under the 2011 Plan, described below, that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by us at their original issuance price pursuant to a contractual repurchase right plus (2) an annual increase, to be added on the first day of each year beginning in 2013 and each subsequent anniversary until the expiration of the 2012 Plan, equal to the lowest of 975,000 shares of our common stock, 4.0% of the number of shares of our common stock outstanding on the first day of the year and an amount determined by our board of directors. The Company began making grants under the 2012 Plan following June 11, 2012, the effective date of the Company's registration of securities on Form 10. The Company will not grant options under the 2011 Plan following the effective date of the Company's registration of securities on Form 10.

Founders' stock

        In April 2011, the Company issued 3,509,634 shares of its common stock to founders at a purchase price of $0.001 per share, which was determined by the board of directors to be the fair value of the common stock on the date of issuance. The shares were issued under restricted stock purchase agreements and not pursuant to the 2011 Plan. These restricted stock purchase agreements allow the Company, at its discretion, to repurchase unvested shares if the founder's relationship with the Company is terminated. The shares issued to three of the co-founders vested with respect to 25% of the shares on the grant date and with respect to the remaining shares in approximately equal quarterly installments through the fourth anniversary of the grant date. The shares issued to the remaining two co-founders vest in approximately equal quarterly installments from and after the grant date. Additionally, 25% of the then-unvested shares issued to the remaining two co-founders vested in July 2011 in connection with the Series A Preferred Stock financing.

        The Company records stock-based compensation expense for the common stock subject to repurchase based on the grant date intrinsic value for employees and the vesting date intrinsic value for non-employees. All of the restricted shares were issued at fair value.

Stock options and restricted stock

        A summary of the Company's stock option activity and related information is as follows (in thousands, except share and per share data):

	Shares	Weighted average price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Outstanding at December 31, 2011	617,633	0.04	9.8	$2,162

Granted	167,275	4.30
Forfeited	(98,366)	0.29

Outstanding at June 30, 2012	686,542	1.04	9.41	$2,991

Exercisable at June 30, 2012	22,057	0.84	9.36	$101

Vested and expected to vest at June 30, 2012	686,542	1.04	9.41	$2,991

        A summary of the Company's restricted stock activity and related information is as follows:

	Shares	Weighted-average purchase price per share
Outstanding at December 31, 2011	2,319,646	$0.002
Granted	—
Vested	(345,480)	$0.002

Outstanding at June 30, 2012	1,974,166	$0.002

Stock options

        The fair value of each employee stock-based award is estimated on the grant date using the Black-Scholes option pricing model.

        The Company uses the simplified method as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term for options granted to employees and utilizes the contractual term for options granted to non-employees. The expected term is applied to the stock option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among its employee population. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options.

        The computation of expected volatility is based on the historical volatility of a representative group of companies with similar characteristics to the Company, including stage of product development and life science industry focus. The representative group of companies consisted of BioSante Pharmaceuticals, Inc., Corcept Therapeutics Inc., Cardiome Pharmaceutical Corporation, Polymedix, Inc. and Sangamo Biosciences, Inc. As a result of being a development stage company in a very early stage of product development with no revenues, the representative group of companies has certain similar, but not all similar, characteristics to the Company. The Company believes the group selected has sufficient similar economic and industry characteristics and includes companies that are most representative of the Company.

        The fair value of each stock-based award is estimated on the grant date using the Black-Scholes option pricing model using the following assumptions:

	Three Months Ended June 30, 2012	Six Months Ended June 30, 2012
	(Unaudited)	(Unaudited)
Risk-free interest rate	0.8 - 1.2%	0.8 - 1.2%
Dividend yield	—	—
Volatility	84 - 87%	84 - 87%
Expected term (years)	5.1 - 6.1	5.1 - 6.1

        During the three months and six months ended June 30, 2012, the Company granted 73,041 and 133,840 options, respectively, to purchase common stock with weighted average exercise prices of $4.57 and $4.31 per share, respectively, to employees at a weighted average grant date fair value of $3.26 and $3.07 per share, respectively. There were no options granted during the period from April 5, 2011 (inception) to June 30, 2011.

        During the three months and six months ended June 30, 2012, the Company granted 21,079 and 33,435 options, respectively, to purchase common stock with weighted average exercise prices of $4.39 and $4.25 per share, respectively, to non-employees.

        In November 2011, the Company issued and sold 19,772 shares of common stock pursuant to the 2011 Plan, at a price per share of $0.002, to a former employee who served as an executive officer at the time of the Company's incorporation. These shares were fully vested at June 30, 2012.

        The Company recognized total stock-based compensation expense for employee stock option grants of $72,325 and $116,803 for the three months and six months ended June 30, 2012, respectively.

        Stock-based awards issued to non-employees, including directors for non-board related services, are accounted for using the fair value method. These stock-based option awards are revalued on each vesting and reporting date. The Company recognized total stock-based compensation of $226,776 for the three months ended June 30, 2012 and $441,675 for the six months ended June 30, 2012.

        The Company recognized total stock-based compensation expense of approximately $299,100 for the three months ended June 30, 2012 and $558,480 for the six months ended June 30, 2012. Due to an operating loss, the Company does not record tax benefits associated with stock-based compensation and option exercises. Tax benefits will be recorded when realized.

        At June 30, 2012, there was $2,496,916 of total unrecognized compensation cost related to non-vested stock options and restricted stock. As of June 30, 2012, the Company expects to recognize these costs over a remaining weighted average period of 3.0 years.

5. Stock-based compensation

        In July 2011, the Company adopted the 2011 Equity Incentive Plan (the "2011 Plan") under which it may grant incentive stock options, nonstatutory stock options; restricted stock awards, restricted stock unit awards , stock appreciation rights and other stock-based awards to purchase up to approximately 939,199 shares of common stock to eligible employees, officers, directors and consultants. Terms of stock option agreements, including vesting requirements, are determined by the board of directors, subject to the provisions of the 2011 Plan. Generally, options granted by the Company vest over four years, expire no later than ten years from the date of grant and have an exercise price equal to the estimated fair value of the common stock as determined by the board of directors on the date of grant.

        As of December 31, 2011, 301,794 shares were available for future issuance under the 2011 Plan.

        In March 2012, the Company's board of directors and stockholders approved the 2012 Stock Incentive Plan (the "2012 Plan"). The Company will begin making grants under the 2012 Plan following the effective date of the Registration Statement. The 2012 Plan provides for the grant of incentive stock options, stock appreciation rights, restricted stock units and other stock-based or cash awards.

Founders' stock

        In April 2011, the Company issued 3,509,634 shares of its common stock to founders at a purchase price of $0.001 per share, which was determined by the board of directors to be the fair value of the common stock on the date of issuance. The shares were issued under restricted stock purchase agreements and not pursuant to the 2011 Plan. These restricted stock purchase agreements allow the Company, at its discretion, to repurchase unvested shares if the founder's relationship with the Company is terminated. The shares issued to three of the co-founders vested with respect to 25% of the shares on the grant date and with respect to the remaining shares in approximately equal quarterly installments through the fourth anniversary of the grant date. The shares issued to the remaining two co-founders vest in approximately equal quarterly installments from and after the grant date. Additionally, 25% of the then-unvested shares issued to the remaining two co-founders vested in July 2011 in connection with the Series A Preferred Stock financing.

        The Company records stock-based compensation expense for the common stock subject to repurchase based on the grant date intrinsic value for employees and the vesting date intrinsic value for non-employees. All of the restricted shares were issued at fair value. The Company has recorded stock-based compensation expense of $194,000 for the period from April 5, 2011 (inception) to December 31, 2011, related to the restricted common stock issued to founders.

Stock options and restricted stock

        A summary of the Company's stock option activity and related information is as follows (in thousands, except share and per share data):

	Shares	Weighted average price per share	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Outstanding at April 5, 2011(inception)	—	—
Granted	617,633	0.04

Outstanding at December 31, 2011	617,633	0.04	9.8	$2,162

Exercisable at December 31, 2011	—	—	—	—

Vested and expected to vest at December 31, 2011	617,633	0.04	9.8	$2,162

        A summary of the Company's restricted stock activity and related information is as follows:

	Shares	Weighted average purchase price per share
Outstanding at April 5, 2011(inception)	—	$—
Granted	3,529,406	$0.002
Vested	1,209,760	$0.002

Outstanding at December 31, 2011	2,319,646	$0.002